Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000004025
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Institutional Shares
Trading Symbol	PNIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 4,951,009,088
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 5,545,106
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.32%
   7-Day Yield...
4.32%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Material Fund Change [Text Block]
C000004027
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Investor A Shares
Trading Symbol	PINXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
AssetsNet	$ 4,951,009,088
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 5,545,106
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.04%
   7-Day Yield...
4.04%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Material Fund Change [Text Block]
C000004029
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Investor C Shares
Trading Symbol	BMCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$132	1.30%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.30%
AssetsNet	$ 4,951,009,088
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 5,545,106
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.22%
   7-Day Yield...
3.22%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Material Fund Change [Text Block]
C000213745
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Premier Shares
Trading Symbol	BMMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 4,951,009,088
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 5,545,106
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.32%
   7-Day Yield...
4.32%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Material Fund Change [Text Block]
C000004026
Shareholder Report [Line Items]
Fund Name	BlackRock Wealth Liquid Environmentally Aware Fund
Class Name	Service Shares
Trading Symbol	PNPXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
AssetsNet	$ 4,951,009,088
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 5,545,106
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,951,009,088
Number of Portfolio Holdings...
182
Net Investment Advisory Fees...
$5,545,106
Current seven-day yields as of March 31, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.04%
   7-Day Yield...
4.04%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
29.5%
Commercial Paper...
29.2
Certificates of Deposit...
21.0
Time Deposits...
15.9
U.S. Treasury Obligations...
1.4
Municipal Bonds...
0.3
Other Assets Less Liabilities...
2.7

Material Fund Change [Text Block]